BBH Core Select
class n  shares

BBH International Equity Fund
class n  shares
class i  shares

Portfolios of BBH Trust

_____________________________________________________________________________________________

Supplement to the Prospectuses dated February 29, 2008

Please add the following to replace the first sentence of the paragraph under the heading “Redemption Fee”:

Fund Shares that are redeemed within a 30 day holding period will be subject to a redemption fee of 2.00% of the total redemption proceeds.  The holding period shall commence on the next business day following the date your purchase order is received by the Fund and shall apply to any redemption made on or before the 30th day from that date.

Cusips    05528X604
05528X406
05528X307

December 15, 2008

BBH Broad Market Fund
class n  shares
class i  shares

BBH Real Return Fund
class n  shares
class i  shares

Portfolios of BBH Trust

_____________________________________________________________________________________________

Supplement to the Prospectuses dated February 29, 2008

Please add the following to replace the first sentence of the paragraph under the heading “Redemption Fee”:

Fund Shares that are redeemed within a 30 day holding period will be subject to a redemption fee of 1.00% of the total redemption proceeds.  The holding period shall commence on the next business day following the date your purchase order is received by the Fund and shall apply to any redemption made on or before the 30th day from that date.

Cusips    05528X802
05528X851
05528X885
05528X877

December 15, 2008